Due to Trust Account, Short-term Borrowings and Long-term Debt (Narrative) (Detail) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 JPY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 JPY (¥)
Debt Instrument [Line Items]
Unused lines of credit for financing	¥ 3,943,240			¥ 3,321,061
Aggregated principal amount of long term debt issued	¥ 255,000
Minimum TLAC ratio, required by end of the period over risk weighted assets	18.00%
Minimum TLAC ratio, required by end of the period over leverage ratio denominator	6.75%
Basel III
Debt Instrument [Line Items]
Floor of Common Equity Tier 1 ratio, which leads the Group's discretion over unsecured perpetual subordinated Additional Tier 1 notes	5.125%
Unsecured Perpetual Subordinated Additional Tier 1 Notes | Basel III
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	¥ 113,558
Unsecured Perpetual Subordinated Additional Tier 1 Notes | Dollars | Basel III
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued | $		$ 750
Unsecured Perpetual Subordinated Additional Tier 1 Notes | Yen | Basel III
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	796,000
Bonds for TLAC | Euro
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	81,620		€ 500
Bonds for TLAC | Dollars
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	378,525	$ 2,500
Subordinated Tier 2 Notes | Yen | Basel III
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	¥ 210,000